Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

Note 10 — Stock-based Compensation

2019 Equity Incentive Plan

As of September 30, 2025, the Company had 72,215 shares available for future grant pursuant to the 2019 Incentive Plan.

2021 Employment Inducement Plan

As of September 30, 2025, the Company had 13,678 shares available for future grant under the 2021 Inducement Plan.

Stock Options

Stock option activity for the nine months ended September 30, 2025 was as follows (in thousands, except share, per share, and remaining life data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value
Outstanding at December 31, 2024	72,140	$219.80	7.2 years	$11
Granted	6,347	$51.84
Exercised	—	$—
Cancelled	(8,746)	$237.60
Outstanding at September 30, 2025	69,741	$206.12	6.2 years	$—

Exercisable as of September 30, 2025	60,838	$214.98	5.9 years	$—

Vested and expected to vest as of September 30, 2025	69,741	$206.12	6.2 years	$—

The weighted-average grant date fair value of options granted during the nine months ended September 30, 2025 and 2024, was $31.58 and $36.20, respectively. During the nine months ended September 30, 2025, no options were exercised. During the nine months ended September 30, 2024, 267 options were exercised for proceeds of $15,200. The fair value of the 5,283 and 33,368 options that vested during the nine months ended September 30, 2025 and 2024 was approximately $0.9 million and $2.6 million, respectively.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of the stock options was estimated using the following weighted average assumptions for the nine months ended September 30, 2025 and 2024.

	Nine Months Ended September 30,
	2025	2024
Dividend yield	—%	—%
Expected volatility	65.16%	51.6%
Risk-free interest rate	4.39%	4.26%
Expected life	5.46 years	5.0 years

Dividend Rate — The expected dividend rate was assumed to be zero, as the Company had not previously paid dividends on common stock and has no current plans to do so.

Expected Volatility — The expected volatility was derived from the historical stock volatilities of several public companies within the Company’s industry that the Company considers to be comparable to the business over a period equivalent to the expected term of the stock option grants.

Risk-Free Interest Rate — The risk-free interest rate is based on the interest yield in effect at the date of grant for zero coupon U. S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected Term — The expected term represents the period that the Company’s stock options are expected to be outstanding. The expected term of option grants that are considered to be “plain vanilla” are determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For other option grants not considered to be “plain vanilla,” the Company determined the expected term to be the contractual life of the options.

Forfeiture Rate — The Company recognizes forfeitures when they occur.

The Company has recorded stock-based compensation expense for the three and nine months ended September 30, 2025 and 2024 related to the issuance of stock option awards to employees and nonemployees in the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$4	$3	$5	$38
Research and development	25	144	191	966
Sales, general and administrative	64	387	446	1,691
	$93	$534	$642	$2,695

As of September 30, 2025, unamortized compensation expense related to unvested stock options was approximately $0.5 million, which is expected to be recognized over a weighted average period of 1.1 years.

Restricted Stock Units

During the nine months ended September 30, 2025, the Company granted 120,548 RSUs to Employees (“Employee RSUs”) in lieu of salary for the period from May 1, 2025 to September 30, 2025, which vest over that period based upon continued service. The Company also granted 30,300 RSUs to Directors (“Director RSUs”) in lieu of quarterly cash compensation for the period from October 1, 2024 to September 30, 2025, which vest immediately on the grant date.

The awards are to be converted into shares on the earlier of (a) the date of a Change of Control, (b) promptly following the date of grantee’s separation of service, and (c) December 31, 2025.

The Company measures the fair value of Employee RSUs and Director RSUs on the grant date of the award. For the Employee RSUs, stock-based compensation expense is recognized on a straight-line basis over the requisite service period. For Director RSUs, stock-based compensation expense is recognized immediately.

The following table summarizes the activity related to the Company’s restricted stock units (“RSUs”):

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance, March 31, 2025	—	—
Granted	61,594	$8.60
Vested	61,594	$8.60
Vested and converted to shares	—	—
Forfeited or cancelled	—	—
Balance, June 30, 2025	61,594	$8.60
Granted	89,254	$6.70
Vested	89,254	$6.70
Vested and converted to shares	—	—
Forfeited or cancelled	—	—
Balance, September 30, 2025	150,848	$7.48

The Company has recorded stock-based compensation expense for the three and nine months ended September 30, 2025 and 2024 related to the issuance of RSUs to employees and nonemployees in the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$—	$—	$—	$—
Research and development	322	—	537	—
Sales, general and administrative	276	—	591	—
	$598	$—	$1,128	$—

Note 9 — Stock-based Compensation

2019 Equity Incentive Plan

Effective as of November 18, 2019, the Company adopted the 2019 Omnibus Incentive Plan (“2019 Plan”) administered by the Board. The 2019 Plan provides for the issuance of incentive stock options, non-statutory stock options, and restricted stock awards, for the purchase of up to a total of 26,667 shares of the Company’s common stock to employees, directors, and consultants and replaces the previous plan. The Board or a committee of the Board has the authority to determine the amount, type, and terms of each award. The options granted under the 2019 Plan generally have a contractual term of ten years and a vesting term of four years with a one-year cliff. The exercise price for options granted under the 2019 Plan must generally be at least equal to 100% of the fair value of the Company’s common stock at the date of grant, as determined by the Board. The incentive stock options granted under the 2019 Plan to 10% or greater stockholders must have an exercise price at least equal to 110% of the fair value of the Company’s common stock at the date of grant, as determined by the Board, and have a contractual term of ten years.

As of March 25, 2021, the 2019 Plan was amended and restated as a result of which the aggregate number of shares of common stock that may be issued pursuant to the 2019 Plan was increased from 40,000 to 49,333.

On April 15, 2022, the Board approved, subject to stockholder approval, an increase in the aggregate number of shares of common stock that may be issued pursuant to the 2019 Plan from 49,333 to 89,333. On June 21, 2022, the stockholders approved this increase.

On May 15, 2024, the Board approved, subject to stockholder approval, an increase in the aggregate number of shares of common stock that may be issued pursuant to the 2019 Plan from 89,333 to 156,000. On July 9, 2024, the stockholders approved this increase.

As of December 31, 2024, the Company had 71,333 shares available for future grant under the 2019 Plan.

2021 Employment Inducement Plan

On September 15, 2021 the Company’s Board adopted the Movano Inc. 2021 Inducement Award Plan (the “Inducement Plan”) without stockholder approval pursuant to Rule 5635(c)(4) of the Nasdaq Stock Market LLC listing rules (“Rule 5635(c)(4)”). In accordance with Rule 5635(c)(4), awards under the Inducement Plan may only be made to a newly hired employee who has not previously been a member of the Company’s Board, or an employee who is being rehired following a bona fide period of non-employment by the Company or a subsidiary, as a material inducement to the employee’s entering into employment with the Company or its subsidiary. An aggregate of 13,333 shares of the Company’s common stock have been reserved for issuance under the Inducement Plan.

As of December 31, 2024, the Company had 12,161 shares available for future grant under the Inducement Plan.

Stock Options

Stock option activity for the years ended December 31, 2024 and 2023 was as follows (in thousands, except share, per share, and remaining life data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value
Outstanding at December 31, 2022	46,132	$351.00	8.2 years	$2,034
Granted	10,736	$184.50
Exercised	(1,639)	$66.00
Cancelled	(5,573)	$399.00
Outstanding at December 31, 2023	49,656	$319.50	7.1 years	$726
Granted	29,195	$70.40
Exercised	(267)	$57.00
Cancelled	(6,444)	$329.30
Outstanding at December 31, 2024	72,140	$219.80	7.2 years	$11

Exercisable as of December 31, 2024	62,694	$213.40	7.0 years	$—

Vested and expected to vest as of December 31, 2024	72,140	$219.80	7.2 years	$11

The weighted-average grant date fair value of options granted during the years ended December 31, 2024, and 2023 was $35.70 and $111.00 per share, respectively. During the years ended December 31, 2024 and 2023, 267 and 1,639 options were exercised for proceeds of $15,200 and $109,000, respectively. The fair value of the 35,779 and 13,391 options that vested during the years ended December 31, 2024 and 2023 was approximately $3.2 million and $3.1 million, respectively.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of the stock options was estimated using the following weighted average assumptions for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
Dividend yield	—%	—%
Expected volatility	52.04%	61.55%
Risk-free interest rate	4.27%	3.77%
Expected life	4.96 years	5.98 years

Dividend Rate — The expected dividend rate was assumed to be zero, as the Company had not previously paid dividends on common stock and has no current plans to do so.

Expected Volatility — The expected volatility was derived from the historical stock volatilities of several public companies within the Company’s industry that the Company considers to be comparable to the business over a period equivalent to the expected term of the stock option grants.

Risk-Free Interest Rate — The risk-free interest rate is based on the interest yield in effect at the date of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected Term — The expected term represents the period that the Company’s stock options are expected to be outstanding. The expected term of option grants that are considered to be “plain vanilla” are determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For other option grants not considered to be “plain vanilla,” the Company determined the expected term to be the contractual life of the options.

Forfeiture Rate — The Company recognizes forfeitures when they occur.

The Company has recorded stock-based compensation expense for the years ended December 31, 2024 and 2023 related to the issuance of stock option awards to employees and nonemployees in the consolidated statement of operations and comprehensive loss as follows:

	Year Ended December 31,
	2024	2023
Cost of revenue	$41	$—
Research and development	1,107	940
Sales, general and administrative	2,077	2,040
	$3,225	$2,980

As of December 31, 2024, unamortized compensation expense related to unvested stock options was approximately $1.3 million, which is expected to be recognized over a weighted average period of 1.6 years.